Cash position - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€) tranche	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Cash and cash equivalents
Current financial investments and cash and cash equivalents	€ 5,006,608	€ 5,566,496		€ 5,169,300
Increase/decrease (-) in current financial instruments and cash and cash equivalents	(162,700)	(214,300)
Cash reported, operating activities	(203,131)	(209,829)
Operational cash burn	223,196	230,486
Proceeds from issuance of shares net of issuance cost	2,600
Proceeds from capital and share premium increases from exercise of subscription rights	2,583	23,268
Negative changes in (fair) value of current financial investments	5,800
Positive exchange rate differences	35,000
Changes in (fair) value of current financial investments	(5,800)	(12,500)
Cash in from disposal of subsidiaries, net of cash disposed of	28,696	0
Term deposits	1,411,683			895,194
Cash and cash equivalents	2,642,639	2,384,220		2,135,187		€ 1,861,616
Cash invested in highly liquid money market funds	1,060,300			1,571,900
Currency exchange gains on our cash and cash equivalents and current financial investments in U.S dollars	33,400	€ 5,500
Research and development incentive receivables	€ 142,700
Percentage of foreign exchange	10.00%
Treasury bills (included in current financial investments)	€ 1,303,700			€ 1,454,400
10% change in the EUR/U.S. dollar exchange rate
Cash and cash equivalents
Currency exchange gains on our cash and cash equivalents and current financial investments in U.S dollars	€ 81,900
U.S. Dollars
Cash and cash equivalents
Current financial investments and cash and cash equivalents | $			$ 973.3		$ 1,418.9
Minimum
Cash and cash equivalents
Maturity period	3 months
France
Cash and cash equivalents
Number of tranches in which R&D tax credit receivable will be paid | tranche	4